1. COMPANY'S OPERATIONS (Details)		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
BRF Energia S.A. [Member]
CompanysOperationsLineItems [Line Items]
Entity		BRF Energia S.A.
Main activity		Commercialization of eletric energy
Country		Brazil
% equity interest		100.00%		100.00%
BRF GmbH [Member]
CompanysOperationsLineItems [Line Items]
Entity		BRF GmbH
Main activity		Holding
Country		Austria
% equity interest		100.00%		100.00%
BRF Foods LLC [Member]
CompanysOperationsLineItems [Line Items]
Entity		BRF Foods LLC
Main activity		Import, industrialization and commercialization of products
Country		Russia
% equity interest		99.90%		99.90%
BRF France SARL [Member]
CompanysOperationsLineItems [Line Items]
Entity		BRF France SARL
Main activity		Marketing and logistics services
Country		France
% equity interest				100.00%
BRF Global Company Nigeria Ltd. [Member]
CompanysOperationsLineItems [Line Items]
Entity		BRF Global Company Nigeria Ltd.
Main activity		Marketing and logistics services
Country		Nigeria
% equity interest		99.00%		99.00%
BRF Global Company South Africa Proprietary Ltd. [Member]
CompanysOperationsLineItems [Line Items]
Entity		BRF Global Company South Africa Proprietary Ltd.
Main activity		Administrative, marketing and logistics services
Country		South Africa
% equity interest		100.00%		100.00%
BRF Global Company Nigeria Ltd. [Member]
CompanysOperationsLineItems [Line Items]
Entity		BRF Global Company Nigeria Ltd.
Main activity		Marketing and logistics services
Country		Nigeria
% equity interest		1.00%		1.00%
BRF Global GmbH [Member]
CompanysOperationsLineItems [Line Items]
Entity	[1]	BRF Global GmbH
Main activity	[1]	Holding and trading
Country	[1]	Austria
% equity interest	[1]	100.00%		100.00%
BRF Foods LLC [Member]
CompanysOperationsLineItems [Line Items]
Entity		BRF Foods LLC
Main activity		Import, industrialization and commercialization of products
Country		Russia
% equity interest		0.10%		0.10%
Qualy 5201 B.V. [Member]
CompanysOperationsLineItems [Line Items]
Entity	[1],[2]	Qualy 5201 B.V.
Main activity	[1],[2]	Import, commercialization of products and holding
Country	[1],[2]	The Netherlands
% equity interest	[1]		[2]	100.00%
Xamol Consultores Servicos Ltda. [Member]
CompanysOperationsLineItems [Line Items]
Entity		Xamol Consultores Servi?os Ltda.
Main activity		Import and commercialization of products
Country		Portugal
% equity interest				100.00%
SPE Khan GmbH [Member]
CompanysOperationsLineItems [Line Items]
Entity	[3]	SPE Khan GmbH
Main activity	[3]	Holding and trading
Country	[3]	Austria
BRF Japan KK [Member]
CompanysOperationsLineItems [Line Items]
Entity		BRF Japan KK
Main activity		Marketing and logistics services, import, export, industrialization and commercialization of products
Country		Japan
% equity interest		100.00%		100.00%
BRF Korea LLC [Member]
CompanysOperationsLineItems [Line Items]
Entity		BRF Korea LLC
Main activity		Marketing and logistics services
Country		Korea
% equity interest		100.00%		100.00%
BRF Shanghai Management Consulting Co. Ltd. [Member]
CompanysOperationsLineItems [Line Items]
Entity		BRF Shanghai Management Consulting Co. Ltd.
Main activity		Provision of consultancy and marketing services
Country		China
% equity interest		100.00%		100.00%
BRF Shanghai Trading Co. Ltd. [Member]
CompanysOperationsLineItems [Line Items]
Entity		BRF Shanghai Trading Co. Ltd.
Main activity		Import, export and commercialization of products
Country		China
% equity interest		100.00%		100.00%
BRF Singapore Foods PTE Ltd. [Member]
CompanysOperationsLineItems [Line Items]
Entity		BRF Singapore Foods PTE Ltd.
Main activity		Administrative, marketing and logistics services
Country		Singapore
% equity interest		100.00%		100.00%
BRF Germany GmbH [Member]
CompanysOperationsLineItems [Line Items]
Entity		BRF Germany GmbH
Main activity		Import and commercialization of products
Country		Germany
% equity interest				100.00%
BRF Holland B.V. [Member]
CompanysOperationsLineItems [Line Items]
Entity		BRF Holland B.V.
Main activity		Import and commercialization of products
Country		The Netherlands
% equity interest				100.00%
Campo Austral S.A. [Member]
CompanysOperationsLineItems [Line Items]
Entity		Campo Austral S.A.
Main activity		Industrialization and commercialization of products
Country		Argentina
% equity interest	[4]			2.66%
Eclipse Holding Cooperatief U.A. [Member]
CompanysOperationsLineItems [Line Items]
Entity		Eclipse Holding C?operatief U.A.
Main activity		Holding
Country		The Netherlands
% equity interest				0.01%
BRF B.V. [Member]
CompanysOperationsLineItems [Line Items]
Entity		BRF B.V.
Main activity		Industrialization, import and commercialization of products
Country		The Netherlands
% equity interest				100.00%
ProudFood Lda [Member]
CompanysOperationsLineItems [Line Items]
Entity		ProudFood Lda
Main activity		Import and commercialization of products
Country		Angola
% equity interest		10.00%		10.00%
BRF Hungary LLC [Member]
CompanysOperationsLineItems [Line Items]
Entity		BRF Hungary LLC
Main activity		Import and commercialization of products
Country		Hungary
% equity interest		100.00%		100.00%
BRF Iberia Alimentos SL [Member]
CompanysOperationsLineItems [Line Items]
Entity		BRF Iberia Alimentos SL
Main activity		Import and commercialization of products
Country		Spain
% equity interest				100.00%
BRF Invicta Ltd. [Member]
CompanysOperationsLineItems [Line Items]
Entity	[2]	BRF Invicta Ltd.
Main activity	[2]	Import, commercialization and distribution of products
Country	[2]	England
% equity interest				69.16%
Invicta Food Products Ltd. [Member]
CompanysOperationsLineItems [Line Items]
Entity		Invicta Food Products Ltd.
Main activity		Import and commercialization of products
Country		England
% equity interest				100.00%
BRF Wrexham Ltd. [Member]
CompanysOperationsLineItems [Line Items]
Entity		BRF Wrexham Ltd.
Main activity		Industrialization, import and commercialization of products
Country		England
% equity interest				100.00%
Invicta Food Group Ltd. [Member]
CompanysOperationsLineItems [Line Items]
Entity	[1],[2]	Invicta Food Group Ltd.
Main activity	[1],[2]	Import, commercialization and distribution of products
Country	[1],[2]	England
% equity interest	[1]			100.00%
Invicta Foods Ltd. [Member]
CompanysOperationsLineItems [Line Items]
Entity		Invicta Foods Ltd.
Main activity		Import, commercialization and distribution of products
Country		England
% equity interest				100.00%
Invicta Foodservice Ltd. [Member]
CompanysOperationsLineItems [Line Items]
Entity		Invicta Foodservice Ltd.
Main activity		Import, commercialization and distribution of products
Country		England
% equity interest				100.00%
Universal Meats (UK) Ltd. [Member]
CompanysOperationsLineItems [Line Items]
Entity	[1],[2]	Universal Meats (UK) Ltd.
Main activity	[1],[2]	Import, Industrialization, commercialization and distribution of products
Country	[1],[2]	England
% equity interest	[1]			100.00%
BRF Italia SPA [Member]
CompanysOperationsLineItems [Line Items]
Entity		BRF Italia SPA
Main activity		Import and commercialization of products
Country		Italy
% equity interest				67.00%
Compania Paraguaya Comercial S.A. [Member]
CompanysOperationsLineItems [Line Items]
Entity	[5]	Compa??a Paraguaya Comercial S.A.
Main activity	[5]	Import and commercialization of products
Country	[5]	Paraguay
% equity interest		99.00%	[5]	99.00%
Campo Austral S.A. [Member]
CompanysOperationsLineItems [Line Items]
Entity	[6]	Campo Austral S.A.
Main activity	[6]	Industrialization and commercialization of products
Country	[6]	Argentina
% equity interest	[4]			50.48%
Itega S.A. [Member]
CompanysOperationsLineItems [Line Items]
Entity	[7]	Itega S.A.
Main activity	[7]	Holding
Country	[7]	Argentina
% equity interest				96.00%
Eclipse Holding Cooperatief U.A. [Member]
CompanysOperationsLineItems [Line Items]
Entity		Eclipse Holding Cooperatief U.A.
Main activity		Holding
Country		The Netherlands
% equity interest		99.99%		99.99%
Buenos Aires Fortune S.A. [Member]
CompanysOperationsLineItems [Line Items]
Entity		Buenos Aires Fortune S.A.
Main activity		Holding
Country		Argentina
% equity interest		5.00%		5.00%
Campo Austral S.A. [Member]
CompanysOperationsLineItems [Line Items]
Entity	[6]	Campo Austral S.A.
Main activity	[6]	Industrialization and commercialization of products
Country	[6]	Argentina
% equity interest	[4]			8.44%
Eclipse Latam Holdings [Member]
CompanysOperationsLineItems [Line Items]
Entity		Eclipse Latam Holdings
Main activity		Holding
Country		Spain
% equity interest		100.00%		100.00%
Buenos Aires Fortune S.A. [Member]
CompanysOperationsLineItems [Line Items]
Entity		Buenos Aires Fortune S.A.
Main activity		Holding
Country		Argentina
% equity interest		95.00%		95.00%
Campo Austral S.A. [Member]
CompanysOperationsLineItems [Line Items]
Entity	[6]	Campo Austral S.A.
Main activity	[6]	Industrialization and commercialization of products
Country	[6]	Argentina
% equity interest	[4]			6.53%
Campo Austral S.A. [Member]
CompanysOperationsLineItems [Line Items]
Entity	[6]	Campo Austral S.A.
Main activity	[6]	Industrialization and commercialization of products
Country	[6]	Argentina
% equity interest	[4]			31.89%
Itega S.A. [Member]
CompanysOperationsLineItems [Line Items]
Entity	[7]	Itega S.A.
Main activity	[7]	Holding
Country	[7]	Argentina
% equity interest				4.00%
Golden Foods Poultry Limited [Member]
CompanysOperationsLineItems [Line Items]
Entity		Golden Foods Poultry Limited
Main activity		Holding
Country		Thailand
% equity interest				48.52%
Golden Poultry Siam Limited [Member]
CompanysOperationsLineItems [Line Items]
Entity		Golden Poultry Siam Limited
Main activity		Holding
Country		Thailand
% equity interest				51.84%
Golden Poultry Siam Limited [Member]
CompanysOperationsLineItems [Line Items]
Entity		Golden Poultry Siam Limited
Main activity		Holding
Country		Thailand
% equity interest				48.16%
BRF Thailand Limited [Member]
CompanysOperationsLineItems [Line Items]
Entity		BRF Thailand Limited
Main activity		Import, Industrialization, commercialization and distribution of products
Country		Thailand
% equity interest				100.00%
BRF Feed Thailand Limited [Member]
CompanysOperationsLineItems [Line Items]
Entity		BRF Feed Thailand Limited
Main activity		Import, Industrialization, commercialization and distribution of products
Country		Thailand
% equity interest				100.00%
Golden Foods Sales (Europe) Limited [Member]
CompanysOperationsLineItems [Line Items]
Entity		Golden Foods Sales (Europe) Limited
Main activity		Holding and trading
Country		England
% equity interest				100.00%
Golden Quality Foods Europe BV [Member]
CompanysOperationsLineItems [Line Items]
Entity		Golden Quality Foods Europe BV
Main activity		Import, commercialization and distribution of products
Country		The Netherlands
% equity interest				100.00%
Golden Quality Foods Netherlands BV [Member]
CompanysOperationsLineItems [Line Items]
Entity		Golden Quality Foods Netherlands BV
Main activity		Import, commercialization and distribution of products
Country		The Netherlands
% equity interest				100.00%
Golden Foods Siam Europe Limited [Member]
CompanysOperationsLineItems [Line Items]
Entity	[1],[2]	Golden Foods Siam Europe Limited
Main activity	[1],[2]	Import, commercialization and distribution of products
Country	[1],[2]	England
% equity interest	[1]			100.00%
Golden Quality Poultry (UK) Ltd [Member]
CompanysOperationsLineItems [Line Items]
Entity		Golden Quality Poultry (UK) Ltd
Main activity		Import, commercialization and distribution of products
Country		England
% equity interest				100.00%
Perdigao Europe Lda. [Member]
CompanysOperationsLineItems [Line Items]
Entity		Perdigao Europe Lda.
Main activity		Import and export of products
Country		Portugal
% equity interest		100.00%		100.00%
Perdigao International Ltd. [Member]
CompanysOperationsLineItems [Line Items]
Entity		Perdigao International Ltd.
Main activity		Import and export of products
Country		Cayman Island
% equity interest		100.00%		100.00%
BFF International Ltd. [Member]
CompanysOperationsLineItems [Line Items]
Entity		BFF International Ltd.
Main activity		Financial fundraising
Country		Cayman Island
% equity interest		100.00%		100.00%
Highline International [Member]
CompanysOperationsLineItems [Line Items]
Entity	[5]	Highline International
Main activity	[5]	Financial fundraising
Country	[5]	Cayman Island
% equity interest	[5]	100.00%		100.00%
Sadia Overseas Ltd. [Member]
CompanysOperationsLineItems [Line Items]
Entity	[5],[8]	Sadia Overseas Ltd.
Main activity	[5],[8]	Financial fundraising
Country	[5],[8]	Cayman Island
% equity interest		100.00%	[5],[8]	98.00%
ProudFood Lda [Member]
CompanysOperationsLineItems [Line Items]
Entity		ProudFood Lda
Main activity		Import and commercialization of products
Country		Angola
% equity interest		90.00%		90.00%
Sadia Chile S.A. [Member]
CompanysOperationsLineItems [Line Items]
Entity		Sadia Chile S.A.
Main activity		Import and commercialization of products
Country		Chile
% equity interest		40.00%		40.00%
SATS BRF Food PTE Ltd. [Member]
CompanysOperationsLineItems [Line Items]
Entity	[9]	SATS BRF Food PTE Ltd.
Main activity	[9]	Import, industrialization, commercialization and distribution of products
Country	[9]	Singapore
% equity interest				49.00%
BRF Global Namibia [Member]
CompanysOperationsLineItems [Line Items]
Entity	[5]	BRF Global Nam?bia
Main activity	[5]	Import and commercialization of products
Country	[5]	Namibia
% equity interest		100.00%	[5]	100.00%
Wellax Food Logistics C.P.A.S.U. Lda. [Member]
CompanysOperationsLineItems [Line Items]
Entity		Wellax Food Logistics C.P.A.S.U. Lda.
Main activity		Import, commercialization of products and administrative services
Country		Portugal
% equity interest		100.00%		100.00%
BRF Luxembourg Sarl [Member]
CompanysOperationsLineItems [Line Items]
Entity	[10]	BRF Luxembourg Sarl
Main activity	[10]	Holding
Country	[10]	Luxemburgo
% equity interest				100.00%
BRF Austria GmbH [Member]
CompanysOperationsLineItems [Line Items]
Entity	[11]	BRF Austria GmbH
Main activity	[11]	Holding
Country	[11]	Austria
% equity interest		100.00%	[11]	100.00%
One Foods Holdings Ltd [Member]
CompanysOperationsLineItems [Line Items]
Entity		One Foods Holdings Ltd
Main activity		Holding
Country		United Arab Emirates
% equity interest		100.00%		100.00%
Al-Wafi Food Products Factory LLC [Member]
CompanysOperationsLineItems [Line Items]
Entity		Al-Wafi Food Products Factory LLC
Main activity		Import, export, industrialization and commercialization of products
Country		United Arab Emirates
% equity interest		49.00%		49.00%
Badi Ltd. [Member]
CompanysOperationsLineItems [Line Items]
Entity		Badi Ltd.
Main activity		Holding
Country		United Arab Emirates
% equity interest		100.00%		100.00%
Al-Wafi Al-Takamol International for Foods Products [Member]
CompanysOperationsLineItems [Line Items]
Entity		Al-Wafi Al-Takamol International for Foods Products
Main activity		Import and commercialization of products
Country		Saudi Arabia
% equity interest		75.00%		75.00%
BRF Al Yasra Food K.S.C.C. ("BRF AFC") [Member]
CompanysOperationsLineItems [Line Items]
Entity		BRF Al Yasra Food K.S.C.C. (""BRF AFC"")
Main activity		Import, commercialization and distribution of products
Country		Kuwait
% equity interest		49.00%		49.00%
BRF Foods GmbH [Member]
CompanysOperationsLineItems [Line Items]
Entity		BRF Foods GmbH
Main activity		Industrialization, import and commercialization of products
Country		Austria
% equity interest		100.00%		100.00%
Al Khan Foodstuff LLC ("AKF") [Member]
CompanysOperationsLineItems [Line Items]
Entity		Al Khan Foodstuff LLC (""AKF"")
Main activity		Import, commercialization and distribution of products
Country		Oman
% equity interest		70.00%		70.00%
FFM Further Processing Sdn. Bhd. [Member]
CompanysOperationsLineItems [Line Items]
Entity		FFM Further Processing Sdn. Bhd.
Main activity		Industrialization, import and commercialization of products
Country		Malaysia
% equity interest		70.00%		70.00%
FFQ GmbH [Member]
CompanysOperationsLineItems [Line Items]
Entity		FFQ GmbH
Main activity		Industrialization, import and commercialization of products
Country		Austria
% equity interest		100.00%		100.00%
TBQ Foods GmbH [Member]
CompanysOperationsLineItems [Line Items]
Entity		TBQ Foods GmbH
Main activity		Holding
Country		Austria
% equity interest		60.00%		60.00%
Banvit Bandirma Vitaminli [Member]
CompanysOperationsLineItems [Line Items]
Entity		Banvit Bandirma Vitaminli
Main activity		Import, industrialization and commercialization of products
Country		Turkey
% equity interest		91.71%		91.71%
Banvit Enerji ve Elektrik Uretim Ltd. Sti. [Member]
CompanysOperationsLineItems [Line Items]
Entity	[5]	Banvit Enerji ve Elektrik Uretim Ltd. Sti.
Main activity	[5]	Commercialization of eletric energy
Country	[5]	Turkey
% equity interest		100.00%	[5]	100.00%
Banvit Foods SRL [Member]
CompanysOperationsLineItems [Line Items]
Entity		Banvit Foods SRL
Main activity		Industrialization of grains and animal feed
Country		Romania
% equity interest		0.01%		0.01%
Nutrinvestments BV [Member]
CompanysOperationsLineItems [Line Items]
Entity		Nutrinvestments BV
Main activity		Holding
Country		The Netherlands
% equity interest		100.00%		100.00%
Banvit ME FZE [Member]
CompanysOperationsLineItems [Line Items]
Entity		Banvit ME FZE
Main activity		Marketing and logistics services
Country		United Arab Emirates
% equity interest		100.00%		100.00%
Banvit Foods SRL [Member]
CompanysOperationsLineItems [Line Items]
Entity		Banvit Foods SRL
Main activity		Industrialization of grains and animal feed
Country		Romania
% equity interest		99.99%		100.00%
One Foods Malaysia SDN. BHD. [Member]
CompanysOperationsLineItems [Line Items]
Entity		One Foods Malaysia SDN. BHD.
Main activity		Marketing and logistics services
Country		Malaysia
% equity interest		100.00%		100.00%
Federal Foods LLC [Member]
CompanysOperationsLineItems [Line Items]
Entity		Federal Foods LLC
Main activity		Import, commercialization and distribution of products
Country		United Arab Emirates
% equity interest		49.00%		49.00%
Federal Foods Qatar [Member]
CompanysOperationsLineItems [Line Items]
Entity		Federal Foods Qatar
Main activity		Import, commercialization and distribution of products
Country		Qatar
% equity interest		49.00%		49.00%
BRF Hong Kong LLC [Member]
CompanysOperationsLineItems [Line Items]
Entity	[5]	BRF Hong Kong LLC
Main activity	[5]	Import, commercialization and distribution of products
Country	[5]	Hong Kong
% equity interest		100.00%	[5]	100.00%
Eclipse Holding Cooperatief U.A. [Member]
CompanysOperationsLineItems [Line Items]
Entity	[12]	Eclipse Holding Cooperatief U.A.
Main activity	[12]	Holding
Country	[12]	The Netherlands
% equity interest	[12]	0.01%
Establecimiento Levino Zaccardi y Cia. S.A. [Member]
CompanysOperationsLineItems [Line Items]
Entity	[5]	Establecimiento Levino Zaccardi y Cia. S.A.
Main activity	[5]	Industrialization and commercialization of dairy products
Country	[5]	Argentina
% equity interest	[5]	99.94%		99.94%	[4]
BRF Pet S.A. [Member]
CompanysOperationsLineItems [Line Items]
Entity		BRF Pet S.A.
Main activity		Industrialization and commercialization and distribution of feed and nutrients for animals
Country		Brazil
% equity interest		100.00%		100.00%
PP-BIO Administracao de bem proprio S.A. [Member]
CompanysOperationsLineItems [Line Items]
Entity	[13]	PP-BIO Administracao de bem proprio S.A.
Main activity	[13]	Management of assets
Country	[13]	Brazil
% equity interest		33.33%	[13]	66.66%
PR-SAD Administracao de bem proprio S.A. [Member]
CompanysOperationsLineItems [Line Items]
Entity	[14]	PR-SAD Administracao de bem proprio S.A.
Main activity	[14]	Management of assets
Country	[14]	Brazil
% equity interest		33.33%	[14]
PSA Laboratorio Veterinario Ltda. [Member]
CompanysOperationsLineItems [Line Items]
Entity		PSA Laborat?rio Veterin?rio Ltda.
Main activity		Veterinary activities
Country		Brazil
% equity interest		99.99%		99.99%
Sino dos Alpes Alimentos Ltda. [Member]
CompanysOperationsLineItems [Line Items]
Entity	[5]	Sino dos Alpes Alimentos Ltda.
Main activity	[5]	Industrialization and commercialization of products
Country	[5]	Brazil
% equity interest	[5]	99.99%		99.99%
Quickfood S.A. [Member]
CompanysOperationsLineItems [Line Items]
Entity	[15]	Quickfood S.A.
Main activity	[15]	Industrialization and commercialization of products
Country	[15]	Argentina
% equity interest	[4]			91.21%
Sadia Alimentos S.A. [Member]
CompanysOperationsLineItems [Line Items]
Entity		Sadia Alimentos S.A.
Main activity		Holding
Country		Argentina
% equity interest		43.10%		43.10%	[4]
Avex S.A. [Member]
CompanysOperationsLineItems [Line Items]
Entity	[16],[17]	Avex S.A.
Main activity	[16],[17]	Industrialization and commercialization of products
Country	[16],[17]	Argentina
% equity interest	[4]			33.98%
Sadia International Ltd. [Member]
CompanysOperationsLineItems [Line Items]
Entity		Sadia International Ltd.
Main activity		Import and commercialization of products
Country		Cayman Island
% equity interest		100.00%		100.00%
Sadia Chile S.A. [Member]
CompanysOperationsLineItems [Line Items]
Entity		Sadia Chile S.A.
Main activity		Import and commercialization of products
Country		Chile
% equity interest		60.00%		60.00%
Sadia Uruguay S.A. [Member]
CompanysOperationsLineItems [Line Items]
Entity		Sadia Uruguay S.A.
Main activity		Import and commercialization of products
Country		Uruguay
% equity interest		5.10%		5.10%
Avex S.A. [Member]
CompanysOperationsLineItems [Line Items]
Entity	[16],[17]	Avex S.A.
Main activity	[16],[17]	Industrialization and commercialization of products
Country	[16],[17]	Argentina
% equity interest	[4]			66.02%
Compania Paraguaya Comercial S.A. [Member]
CompanysOperationsLineItems [Line Items]
Entity	[5]	Compania Paraguaya Comercial S.A.
Main activity	[5]	Import and commercialization of products
Country	[5]	Paraguay
% equity interest		1.00%	[5]	1.00%
Sadia Alimentos S.A. [Member]
CompanysOperationsLineItems [Line Items]
Entity		Sadia Alimentos S.A.
Main activity		Holding
Country		Argentina
% equity interest		56.90%		56.90%	[4]
Sadia Overseas Ltd. [Member]
CompanysOperationsLineItems [Line Items]
Entity	[5],[18]	Sadia Overseas Ltd.
Main activity	[5],[18]	Financial fundraising
Country	[5],[18]	Cayman Island
% equity interest	[4]			2.00%
Sadia Uruguay S.A. [Member]
CompanysOperationsLineItems [Line Items]
Entity		Sadia Uruguay S.A.
Main activity		Import and commercialization of products
Country		Uruguay
% equity interest		94.90%		94.90%
UP Alimentos Ltda. [Member]
CompanysOperationsLineItems [Line Items]
Entity	[18]	UP Alimentos Ltda.
Main activity	[18]	Industrialization and commercialization of products
Country	[18]	Brazil
% equity interest				50.00%
Vip S.A. Empreendimentos e Participacoes Imobiliarias [Member]
CompanysOperationsLineItems [Line Items]
Entity		Vip S.A. Empreendimentos e Participa??es Imobili?rias
Main activity		Commercialization of owned real state
Country		Brazil
% equity interest		100.00%		100.00%
Establecimiento Levino Zaccardi y Cia. S.A. [Member]
CompanysOperationsLineItems [Line Items]
Entity	[5]	Establecimiento Levino Zaccardi y Cia. S.A.
Main activity	[5]	Industrialization and commercialization of dairy products
Country	[5]	Argentina
% equity interest	[5]	0.06%		0.06%	[4]
PSA Laboratorio Veterinario Ltda. [Member]
CompanysOperationsLineItems [Line Items]
Entity		PSA Laborat?rio Veterin?rio Ltda.
Main activity		Veterinary activities
Country		Brazil
% equity interest		0.01%		0.01%
Sino dos Alpes Alimentos Ltda. [Member]
CompanysOperationsLineItems [Line Items]
Entity	[5]	Sino dos Alpes Alimentos Ltda.
Main activity	[5]	Industrialization and commercialization of products
Country	[5]	Brazil
% equity interest	[5]	0.01%		0.01%
BRF Singapore PTE Ltd. [Member]
CompanysOperationsLineItems [Line Items]
% equity interest				100.00%
BRF GmbH Turkiye Irtibat [Member]
CompanysOperationsLineItems [Line Items]
% equity interest				100.00%
Sadia Foods GmbH [Member]
CompanysOperationsLineItems [Line Items]
% equity interest	[19]			49.00%
SHB Comercio e Industria de Alimentos S.A. [Member]
CompanysOperationsLineItems [Line Items]
% equity interest
SHB Comercio e Industria de Alimentos S.A. [Member]
CompanysOperationsLineItems [Line Items]
% equity interest				49.00%
SHB Comercio e Industria de Alimentos S.A. [Member]
CompanysOperationsLineItems [Line Items]
% equity interest

[1]	The wholly-owned subsidiary BRF Global GmbH, operates as a trading in the European market and owns 101 direct subsidiaries in Madeira Island, Portugal, with an investment as of December 31, 2018 of R$4.9 (R$3.6 as of December 31, 2017) and a direct subsidiary in Den Bosch, The Netherlands, denominated Qualy 20 with an investment as of December 31, 2018 of R$7.4 (R$6.5 as of December 31, 2017). The wholly-owned subsidiary Qualy 5201 B.V. owns 212 subsidiaries in The Netherlands being the amount of this investment as of December 31, 2018 of R$20.7 (R$20.2 as of December 31, 2017). The indirect subsidiary Invicta Food Group Ltd. owns 120 direct subsidiaries in Ashford, England, with an investment of R$44.8 as of December 31, 2018 (R$126.6 as of December 31, 2017). The indirect subsidiary Universal Meats (UK) Ltd owns 99 direct subsidiaries in Ashford, England with an investment of R$45.1 as of December 31, 2018 (R$41.6 as of December 31, 2017). The indirect subsidiary Golden Foods Siam Europe Ltd (GFE) owns 32 subsidiaries in Ashford, England with an investment of R$0.04 as of December 31, 2018 (R$0.02 as of December 31, 2017). The purpose of these subsidiaries is to operate in the European market to increase the Company's market share, which is regulated by a system of poultry and turkey meat import quotas.
[2]	On May 31, 2019, BRF Gmbh acquired the minority stake in BRF Invicta Ltd. equivalent to R$ 217,393 (GBP 43,716). The goodwill arising from this transaction was recorded as capital reserve, in the amount equivalent to R$99,327 (GBP 19,974).
[3]	On April 1st, 2019, SPE Khan Gmbh was incorporated with the purpose of contributing the assets and liabilities from BRF Global GMBH to be later sold to Tyson International Holding Co.
[4]	Subsidiaries in Argentina included in discontinued operations (note 12).
[5]	Dormant subsidiaries. The Company is evaluating the liquidation of these subsidiaries.
[6]	On March 11, 2019, BRF GmbH, Eclipse Latam Holdings, Eclipse Holding Cooperatief U.A. and Buenos Aires Fortune S.A. sold all their equity stake in Campo Austral S.A.
[7]	On March 11, 2019, Eclipse Latam Holdings sold its equity stake in Itega S.A.
[8]	As from December 20, 2019, Perdigao International holds 100% of Sadia Overseas Ltd.
[9]	On September 05, 2019, all the equity stake in SATS BRF Food PTE Ltd. was sold.
[10]	On December 04, 2019, BRF Luxembourg SARL was liquidated.
[11]	As from December 04, 2019, BRF S.A. holds 100% of BRF Austria GMBH.
[12]	On January 14, 2019, BRF Holland B.V. sold its equity stake in Eclipse Holding Cooperatief U.A. to BRF S.A.
[13]	On April 1st, 2019, 33.33% of equity stake in PP-Bio Administracao de Bem Proprio S.A. was sold.
[14]	On August 1st, 2019, 33.33% of equity stake in PR-SAD Administracao de Bem Proprio S.A. was acquired.
[15]	On January 02, 2019, the Company sold its equity stake in Quickfood S.A.
[16]	On February 04, 2019, BRF S.A. and Sadia Uruguay S.A. sold all their equity stake in Avex S.A.
[17]	On January 03, 2019, Sadia Alimentos S.A. sold all held shares of Avex S.A. to BRF S.A. and Sadia Uruguay sold 61.02% of Avex S.A. to BRF S.A., holding a 5% interest.
[18]	On April 03, 2019, UP Alimentos was liquidated.
[19]	On February 28, 2018, Sadia Foods GmbH was extinguished.